CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) (Unaudited)
Revenues	$ 68,454	$ 0
Cost of revenues	(59,178)	0
Gross profit	9,276	0
Operating expenses:
Selling and marketing	(4,101)	(80)
General and administrative	(1,161,912)	(1,228,997)
Total operating expenses	(1,166,013)	(1,229,077)
Operating loss	(1,156,737)	(1,229,077)
Other income (expenses):
Interest income	153	0
Interest expense	(113,185)	0
Other loss, net	(22,654)	(742)
Total other loss, net	(135,686)	(742)
Loss from continuing operations before income taxes	(1,292,423)	(1,229,819)
Income tax expenses	0	0
Net loss from continuing operations	(1,292,423)	(1,229,819)
Net loss from discontinued operations before tax	(937,477)	(14,047,969)
Gain on disposal of discontinued operations	51,853	23,473,558
Net income (loss) from discontinued operations	(885,624)	9,425,589
Net income (loss)	(2,178,047)	8,195,770
Less Net Income Attributable to Noncontrolling Interest, before Tax	412,181	0
Net income (loss) attributable to Paranovus Entertainment Technology Limited	(1,765,866)	8,195,770
Other comprehensive income (loss):
Foreign currency translation adjustments	(412,467)	(1,768,661)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	2,590,514	(6,427,109)
Less: comprehensive loss attributable to non-controlling interests:	412,181	886,008
Comprehensive income (loss) attributable to the Company	$ (2,178,333)	$ 7,313,117
Basic and diluted earnings (loss) per ordinary share
Continuing operations basic and diluted	$ (0.05)	$ 4.16
Basic and diluted loss per ordinary share
Discontinued operations basic and diluted	$ (0.04)	$ (2.63)
Weighted average number of ordinary shares outstanding
Basic and diluted	25,125,382	5,344,981